Cover	Sep. 24, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity File Number	001-41173
Entity Registrant Name	NEXGEL, INC.
Entity Central Index Key	0001468929
Entity Tax Identification Number	26-4042544
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2150 Cabot Boulevard West
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Langhorne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19047
City Area Code	(215)
Local Phone Number	702-8550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	NXGL
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	NXGLW
Security Exchange Name	NASDAQ